Net Loss per Ordinary Share - Shares outstanding were excluded from the calculation of diluted net loss per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities	534,001,020	328,354,911	211,526,894
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities	328,286,866	290,614,107	160,800,982
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities	23,653,423	37,740,804	50,725,912
Shares of convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities	182,060,731